Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable, chargebacks, allowance for doubtful accounts, and other deductions (in dollars)	$ 2,832	$ 155	$ 478
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	59,668,184	42,342,706	40,330,124
Common Stock, shares outstanding	57,995,264	40,685,786	39,907,796
Treasury stock, shares	1,672,920	1,656,920	422,328